Condensed Financial Information of the Company - Statement of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Statement of cash flows
Net cash generated from operating activities	¥ 48,507,860	$ 7,032,979	¥ 28,783,011	¥ 28,196,627
Cash flows from investing activities:
Proceeds from sales of short-term investments	141,928,351	20,577,677	97,547,038	55,083,390
Purchase of short-term time deposits, held to maturities and other investments	(160,414,453)	(23,257,909)	(116,639,550)	(86,438,068)
Net cash used in investing activities	(22,361,670)	(3,242,137)	(35,562,365)	(38,357,901)
Cash flows from financing activities:
Proceeds from the private placements				11,063,339
Proceeds from follow-on offering				26,805,438
Net proceeds from the issuance of convertible bonds				13,024,199
Proceeds from (Payments for) Other Financing Activities	10,079	1,461	318	(6)
Net cash generated from/(used in) financing activities	10,079	1,461	(1,875,154)	51,798,996
Effect of exchange rate changes on cash, cash equivalents and restricted cash	100,177	14,524	(145,157)	(139,943)
Increase/(decrease) in cash, cash equivalents and restricted cash	26,256,446	3,806,827	(8,799,665)	41,497,779
Cash, cash equivalents and restricted cash at beginning of the year	66,043,971	9,575,476	74,843,636	33,345,857
Cash, cash equivalents and restricted cash at end of the year	92,300,417	13,382,303	66,043,971	74,843,636
Parent Company | Reportable legal entity
Statement of cash flows
Net cash generated from operating activities	(24,202)	(3,509)	82,074	735,231
Cash flows from investing activities:
Proceeds from sales of short-term investments			5,764,134	6,034,863
Purchase of short-term time deposits, held to maturities and other investments				(6,250,248)
Funding provided to subsidiary, the VIE and subsidiary of the VIE			(5,855,304)	(52,051,474)
Cash received from subsidiaries, the VIE and subsidiaries of the VIE, net	65,707	9,527
Net cash used in investing activities	65,707	9,527	(91,170)	(52,266,859)
Cash flows from financing activities:
Proceeds from the initial public offering				11,063,339
Proceeds from follow-on offering				26,805,438
Net proceeds from the issuance of convertible bonds				13,024,199
Proceeds from (Payments for) Other Financing Activities	10,079	1,461	318	(6)
Net cash generated from/(used in) financing activities	10,079	1,461	318	50,892,970
Effect of exchange rate changes on cash, cash equivalents and restricted cash	7,700	1,116	4,481	(16,490)
Increase/(decrease) in cash, cash equivalents and restricted cash	59,284	8,595	(4,297)	(655,148)
Cash, cash equivalents and restricted cash at beginning of the year	2,269	329	6,566	661,714
Cash, cash equivalents and restricted cash at end of the year	¥ 61,553	$ 8,924	¥ 2,269	¥ 6,566